Deferred Revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue [Abstract]
Deferred Revenue

Note 15 — Deferred Revenue

Deferred revenue as of December 31, 2022 and 2021 consisted of the following (in thousands):

	As of December 31,
	2022	2021
Deferred Revenue
Maintenance agreements	$3,235	$4,183
Service agreements	250	622
Total Deferred Revenue	$3,485	$4,805

Less discontinued operations	(2,162)	(3,145)
Deferred Revenue, Continued Operations	$1,323	$1,660

The fair value of the deferred revenue approximates the services to be rendered.